Expenses from Continuing Operations - Schedule of Listing Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Listing Expenses
IFRS 2 listing expenses (note 29)	$ (67,797,276)
Issue of 122,549 shares to GEM to settle financing costs (note 15)	(1,875,000)
Loss on extinguishment of liabilities (note 22)	(6,334,883)
Total listing expenses	$ (76,007,159)